UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2019

Date of reporting period: March 31, 2019

Item 1.	Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

LETTER TO SHAREHOLDERS

For the six months ended March 31, 2019, Causeway Global Absolute Return Fund’s (the “Fund’s”) Institutional Class returned -5.16% and Investor Class returned -5.36% compared to the ICE BoAML 3-Month U.S. Treasury Bill Index (“Index”) return of 1.17%. Since the Fund’s inception on January 24, 2011, its average annual total returns are 2.10% for the Institutional Class and 1.85% for the Investor Class compared to the Index’s average annual total return of 0.49%. During the same period, global equity markets, as represented by the MSCI World Index (Gross) (“World Index”), returned 8.77%.

Performance Review

The Fund’s long portfolio takes long positions in securities under swap agreements, and the Fund’s short portfolio takes short positions in securities under swap agreements. The long portfolio underperformed the World Index, detracting from the overall portfolio performance. The short portfolio outperformed the World Index, also contributing negatively to overall performance.

Heightened geopolitical tensions and concerns of a broader slowdown in global economic growth pressured equity markets in the fourth quarter of 2018. Signs of a broad slowdown in global economic growth appeared, likely resulting from global trade tensions, a decelerating Chinese economy and lingering concerns over the UK’s future relationship with the European Union. In the face of some weakening global growth data, the US Federal Reserve (“Fed”) signaled it will be patient with any future interest rate hikes in 2019. Additional commentary from some Fed officials regarding a more flexible approach to inflation also appeared to allay market concerns about further tightening measures. The Fed may allow inflation to run above the target temporarily so that annualized inflation averages 2% over time, rather than tightening liquidity. These recent statements from Fed officials suggest that this more dovish stance may continue. Economic growth in China slowed considerably over the course of 2018, with China’s imports rising 3% from a year earlier in November, well below market expectations of 14.5% and following 21.4% growth in October. Additionally, growth in the money supply has decelerated following the crackdown on the country’s shadow banking sector. Chinese authorities confirmed that further monetary and fiscal stimulus measures will be enacted in 2019 to support the economy. While there was some progress made on the US-China trade negotiations in early 2019, the underlying tension from competition in key industries like technology makes a longer-term resolution uncertain. The trade dispute may have dampened business investment in recent months. The fading benefits of the US corporate tax cut plus rising wage costs in several industries are likely reducing US profit margins. The weakness in the global economy was most pronounced in the manufacturing and export sectors. Strong performance from the Eurozone’s service providers offset some of the ongoing lackluster conditions in the manufacturing sector. The European Central Bank has indicated that it will not raise interest rates until at least next year as a result of the fading global growth outlook. In the UK, a strong labor market has bolstered the economy despite weak consumer confidence and business investment due to Brexit uncertainty. The UK Parliament, overall, has indicated that it prefers a softer Brexit, but remains gridlocked on implementation. The best performing markets in our investable universe in the six month period included Hong Kong, New Zealand, China, Switzerland, and Denmark. The biggest laggards included Austria, Norway, Germany, South Korea, and Japan. The best performing sectors in the World Index were real estate, utilities, and consumer staples, while energy, financials, and consumer discretionary were the worst performing World Index sectors.

2	Causeway Global Absolute Return Fund

The Fund takes long and short notional exposures to securities under swap agreements. We use a combination of fundamental and quantitative inputs to select exposures for the long portfolio of the Fund, while we use primarily quantitative inputs to select exposures for the short portfolio. Our fundamental inputs reflect the risk-adjusted total return potential of stocks favored by our fundamental research team. Our quantitative inputs include signals that seek long (short) positions in stocks which we believe are undervalued (overvalued) and have improving (deteriorating) earnings growth dynamics, positive (negative) technical price movements, and superior (inferior) quality of earnings. During the six months ending March 31, 2019, value was the only quantitative alpha factor category to demonstrate predictive power. Stocks with cheap valuations outperformed those with expensive valuations. However, stocks with improving earnings growth dynamics underperformed those with worsening dynamics, stocks with positive technical indicators underperformed those with negative technical indicators, and stocks demonstrating higher earnings quality underperformed those with lower earnings quality, contrary to expectations.

Long exposures in the retailing, materials, and insurance industry groups detracted most from the long portfolio’s performance relative to the World Index. Exposures to securities in the consumer services, pharmaceuticals & biotechnology, and capital goods contributed to relative performance. The biggest laggards were specialty retail jeweler, Signet Group (United States), telecommunication services provider, KDDI Corp. (Japan), banking & financial services company, BNP Paribas SA (France), travel & tourism technology company, Sabre Corp. (United States), and internet services provider, Baidu (China). The largest individual contributors to return in the long portfolio were for-profit educator, K12, Inc. (United States), power generation & utility company, The AES Corp. (United States), apparel manufacturer, Gildan Activewear (Canada), diversified mining company, BHP Group Plc (United Kingdom), and construction services provider, Koninklijke VolkerWessels NV (Netherlands).

Within the short portfolio, attribution effects were weakest in the utilities, diversified financials, and media & entertainment industry groups. Short-side attribution effects were strongest in the capital goods, banks, and semiconductors & semiconductor equipment industry groups. Short exposures that detracted most from the Fund’s performance included online car dealer, Carvana Co. (United States), technology & camera company, Snap, Inc. (United States), dental equipment maker, Dentsply Sirona, Inc. (United States), power generation company, Northland Power (Canada), and digital media player manufacturer, Roku, Inc. (United States). Short exposures that contributed most to performance were aerospace & transportation company, Bombardier (Canada), retail bank, Metro Bank Plc (United Kingdom), sensor producer, ams AG (Austria), financial services provider, Pacific Premier Bancorp, Inc. (United States), and insurance & financial services company, American International Group, Inc. (United States).

Significant Portfolio Changes

Following a review of the Global Absolute Return strategy, we implemented three primary changes to the investment process toward the end of July 2018. First, we began integrating quantitative and fundamental alpha signals in the stock selection process of the long portfolio with the goal of improving the consistency of the Fund’s performance. Since the change, our fundamental view and quantitative view of a company each receive 50% weight in the alpha score of every long candidate; previously, the weight was 100% based on the fundamental process. Second, we now

Causeway Global Absolute Return Fund	3

execute a unified optimization of the entire portfolio on trade dates, which enables both long and short portfolios to equally share the “burden” of satisfying overall risk and exposure parameters. Third, we tightened our internal net currency and sector constraints to reduce their share of our overall risk budget. Otherwise, our investment process (including the 0 beta target to the World Index) is unchanged.

Investment Outlook

With abundant liquidity underpinning the demand for investable assets, long duration equities responded favorably to the dovish policy indications from the Fed. Investors appear indifferent to valuation, focusing instead on growth and the promise of earnings and cash flow further into the future. Money remains cheap, facilitating more public and private sector financial leverage. As investors are willing to pay sizable valuation multiples for growth, companies that must restructure operationally to expand earnings are having a tough time attracting investor interest. From a fundamental perspective, we are most interested in undervalued stocks, often in cyclical industries, with managements committed to streamlining operations. We prefer companies that reward shareholders with generous dividend payments and/or share buybacks. We believe that efforts to boost profitability through cost savings and revenue enhancements should position these companies well in times of leaner global growth.

On an aggregate long/short portfolio basis, we are maintaining a near market-neutral posture, with 0.69% net exposure overall (long exposures minus absolute value of short exposures). Consistent with our goal of delivering low equity market sensitivity, we target a zero expected beta to the World Index. On an aggregate basis, our largest net biases by sector are toward industrials and health care, where we have significant positive net exposure, and against financials and real estate, where we have meaningful negative net exposure. By geography, we are net biased toward China and Canada, and biased against Australia and Spain. Gross exposure (leverage) for the Fund is 328% (3.28x) as of March 31, 2019.

4	Causeway Global Absolute Return Fund

We thank you for your continued confidence in Causeway Global Absolute Return Fund.

March 31, 2019

Harry W. Hartford	Sarah H. Ketterer	James A. Doyle	Jonathan P. Eng
Portfolio Manager	Portfolio Manager	Portfolio Manager	Portfolio Manager

Conor Muldoon	Foster Corwith	Alessandro Valentini
Portfolio Manager	Portfolio Manager	Portfolio Manager

Steven Nguyen	Arjun Jayaraman	MacDuff Kuhnert
Portfolio Manager	Portfolio Manager	Portfolio Manager

Joseph Gubler	Ellen Lee
Portfolio Manager	Portfolio Manager

The above commentary expresses the portfolio managers’ views as of the date shown and should not be relied upon by the reader as research or investment advice. These views are subject to change. There is no guarantee that any forecasts made will come to pass.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Diversification does not prevent all investment losses.

Causeway Global Absolute Return Fund	5

The Fund is not appropriate for all investors. The Fund uses swap agreements to obtain long and short exposures to securities. Swaps are derivatives which involve the use of leverage, and the Fund will use significant leverage. The use of leverage is speculative and magnifies any losses. Short positions lose money if the price of the underlying security increases, and losses on shorts are therefore potentially unlimited. The use of swap agreements involves significant swap expenses including financing charges and transaction costs which reduce investment returns and increase investment losses. The Fund risks loss of the amount due under a swap agreement if the counterparty defaults. The Fund currently enters into swap agreements primarily with one counterparty, focusing its exposure to the credit risk of that counterparty. Swap agreements involve liquidity risks since the Fund may not be able to exit security exposures immediately, particularly during periods of market turmoil. The Fund settles swap agreements at least quarterly which can cause it to realize ordinary income and short-term capital gains, if any, throughout the year that, when distributed to shareholders, will be taxable to them as ordinary income rather than at lower long-term capital gains rates. The Fund’s net long/short notional exposure will generally not exceed plus or minus 10% of net assets. However, the long and short portfolio will each have different exposures under swap agreements that will not be fully hedged. This is not a complete list of the Fund’s risks. See the Fund’s prospectus for additional information on risks.

Exposures are subject to change. Current and future exposures are subject to risk. Exposures mentioned do not make up the entire portfolio and, in the aggregate, may represent a small percentage of the portfolio.

Alpha refers to a percentage measuring how the portfolio of a fund performed compared to the benchmark index.

Beta is a measurement of sensitivity to the benchmark index. A beta of 1 indicates that a portfolio’s value will move in line with the index. A beta of less than 1 means that the portfolio will be less volatile than the index; a beta of greater than 1 indicates that the security’s price will be more volatile than the index.

A company may reduce or eliminate its dividend, causing losses to a fund.

6	Causeway Global Absolute Return Fund

March 31, 2019
	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date*
Institutional Class	2.84%	0.74%	-0.47%	2.10%
Investor Class	2.59%	0.53%	-0.70%	1.85%
ICE BofAML US 3-Month Treasury Bill Index	2.12%	1.19%	0.74%	0.49%

*	Inception is January 24, 2011.

The performance data represents past performance and is not an indication of future results. Investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please call 1-866-947-7000 or visit www.causewayfunds.com. Investment performance reflects contractual fee waivers in effect during certain periods. In the absence of such fee waivers, total return would be reduced. The contractual expense limits are in effect until January 31, 2020. Total returns assume reinvestment of dividends and capital gains distributions at net asset value when paid. Investor Class shares pay a shareholder service fee of up to 0.25% per annum of average daily net assets. Institutional Class shares pay no shareholder service fee. Pursuant to the Fund’s current January 25, 2019 prospectus, the Fund’s gross expense ratios were 1.81% and 2.00% for the Institutional Class and Investor Class, respectively and the Fund’s expense ratios after expense waivers were 1.52% and 1.77%, respectively. For more information, please see the prospectus.

The benchmark index for the Fund is the ICE BofAML US 3-Month Treasury Bill Index (the “Index”). This Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond three months from, the rebalancing date. The Index is gross of withholding taxes, assumes reinvestment of dividends and capital gains, and does not reflect the payment of transaction costs, fees and expenses associated with an investment in the Fund. The Treasury Bills comprising the Index are guaranteed by the U.S. government as to the timely payment of interest and principal. The Fund will primarily be exposed to equity securities, which are not guaranteed. It is not possible to invest directly in an index. There are special risks in foreign investing (please see Note 5 in the Notes to Financial Statements).

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations, and is not liable whatsoever for any data in this report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Causeway Global Absolute Return Fund	7

SCHEDULE OF INVESTMENTS (000)*

March 31, 2019 (Unaudited)

Causeway Global Absolute Return Fund	Number of Shares	Value

SHORT-TERM INVESTMENTS

Blackrock Liquidity Funds Treasury Trust Fund, Institutional Class, 2.290%**[1]	48,702,452	$48,702

Total Short-Term Investments

(Cost $ 48,702) — 103.1%		48,702

Total Investments — 103.1%

(Cost $ 48,702)		48,702

Liabilities in Excess of Other Assets — (3.1)%		(1,464)

Net Assets — 100.0%		$47,238

A list of outstanding total return swap agreements held by the Fund at March 31, 2019, is as follows:

Counterparty	Reference Entity/ Obligation	Fixed Payments Paid	Total Return Received or Paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Long Positions†
Morgan Stanley	United States Custom Basket of Securities	Long: Fed Funds-1 day + 0.50% to Fed Funds-1 day + 2.50%	Total Return of the basket of securities	2/3/2021	$29,505	$82

Morgan Stanley	United Kingdom Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.35% to Fed Funds-1 day – 9.00%	Total Return of the basket of securities	2/2/2021	1,803	21

Morgan Stanley	Canada Custom Basket of Securities	Long: Fed Funds- 1 day + 0.50%	Total Return of the basket of securities	9/18/2019	6,496	23

Morgan Stanley	Hong Kong Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.50% to Fed Funds-1 day – 3.75	Total Return of the basket of securities	2/5/2021	2,154	(7)

The accompanying notes are an integral part of the financial statements.

8	Causeway Global Absolute Return Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2019 (Unaudited)

Counterparty	Reference Entity/ Obligation	Fixed Payments Paid	Total Return Received or Paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)

Morgan Stanley	South Korea Custom Basket of Securities	Long: Fed Funds-1 day + 0.85% Short: Fed Funds-1 day – 0.50% to Fed Funds-1 day – 0.88%	Total Return of the basket of securities	6/10/2020	$905	$39

Morgan Stanley	New Zealand Custom Basket of Securities	Long: Fed Funds- 1 day + 0.55% Short: Fed Funds-1 day – 0.50%	Total Return of the basket of securities	7/30/2020	446	(2)
Short Positions††
Morgan Stanley	United States Custom Basket of Short Securities	Short: Fed Funds-1 day – 2.15% to Fed Funds-1 day – 3.45%	Total Return of the basket of securities	2/3/2021	(31,106)	(70)

Morgan Stanley	Europe Custom Basket of Securities	Long: Fed Funds- 1 day + 0.55% Short: Fed Funds-1 day – 0.40% to Fed Funds-1 day – 3.13%	Total Return of the basket of securities	2/2/2021	(1,622)	(40)

Morgan Stanley	Canada Custom Basket of Securities	Short: Fed Funds-1 day – 0.35%	Total Return of the basket of securities	2/3/2021	(4,216)	(21)

Morgan Stanley	Japan Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.40% to Fed Funds-1 day – 5.25%	Total Return of the basket of securities	2/3/2021	(1,356)	49

Morgan Stanley	Australia Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.50%	Total Return of the basket of securities	2/3/2021	(2,306)	44

Morgan Stanley	Singapore Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.50% to Fed Funds-1 day – 1.13%	Total Return of the basket of securities	4/22/2020	(534)	—

						$118

The accompanying notes are an integral part of the financial statements.

Causeway Global Absolute Return Fund	9

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2019 (Unaudited)

†	The following tables represent the individual stock exposures comprising the Long Custom Basket Total Return Swaps as of March 31, 2019.

United States Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation	Percentage Value of Underlying Investment
1,700	Boston Beer	USD	501	$—	0%
2,959	Advance Auto Parts Inc.	USD	505	—	0%
3,000	Ralph Lauren Corp.	USD	389	2	3%
3,210	Baidu Inc.	USD	529	—	0%
3,700	Peabody Energy Corp.	USD	105	—	0%
4,000	Marathon Petroleum Corp.	USD	239	—	0%
4,400	Athene Holding Ltd., Class A Shares	USD	180	—	0%
5,200	Alliance Bernstein Holdings L.P.	USD	150	—	0%
6,319	Flowserve Corp.	USD	285	1	1%
7,100	NRG Energy, Inc.	USD	302	—	0%
10,100	Zimmer Biomet Holdings Inc.	USD	1,290	2	3%
10,500	Arch Coal Inc.	USD	958	—	0%
10,826	Microsoft Corporation	USD	1,277	—	0%
11,300	American Public Education	USD	340	—	0%
16,800	United States Steel	USD	327	—	0%
18,824	Wells Fargo & Co.	USD	910	—	0%
20,878	Signet Jewelers Ltd.	USD	567	—	0%
21,384	Citigroup Inc.	USD	1,331	—	0%
21,722	Bank Of America	USD	599	3	3%
24,100	Alaska Air Group	USD	1,352	—	0%
25,400	Chimera Investment Corporation	USD	476	13	16%
27,200	International Speedway, Class A Shares	USD	1,187	—	0%
27,443	Oracle Corp.	USD	1,474	—	0%
29,100	Prospect Capital Corp.	USD	190	2	2%
29,600	K12 Inc.	USD	1,010	—	0%
29,700	Acco Brands Corp.	USD	254	—	0%
33,200	RPC, Inc.	USD	379	—	0%

The accompanying notes are an integral part of the financial statements.

10	Causeway Global Absolute Return Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2019 (Unaudited)

United States Custom Basket of Securities (concluded)
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation	Percentage Value of Underlying Investment
33,900	Venator Materials PLC	USD	191	$—	0%
35,604	Firstenergy Corp.	USD	1,481	—	0%
36,700	Rent-A-Center	USD	766	—	0%
40,900	Park Hotels & Resorts Inc.	USD	1,271	18	22%
48,100	Viacom, Class B Shares	USD	1,350	10	12%
55,800	Steelcase Inc.	USD	812	8	10%
57,275	Sabre Corp.	USD	1,225	8	10%
60,200	H & R Block Inc.	USD	1,441	15	18%
64,200	Alliance Resource Partners, L.P.	USD	1,307	—	0%
77,300	Aes Corp.	USD	1,398	—	0%
100,000	Navient Corporation	USD	1,157	—	0%

			29,505	$82	100%

United Kingdom Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation	Percentage Value of Underlying Investment
(212,552)	Tp Icap PLC	GBP	(814)	$—	0%
(199,367)	Beazley Ireland Holdings PLC	GBP	(1,337)	—	0%
(126,762)	United Utilities Group PLC	GBP	(1,344)	—	0%
(18,208)	Severn Trent PLC	GBP	(469)	—	0%
(10,915)	Metro Bank PLC	GBP	(108)	—	0%
(8,090)	Reckitt Benckiser Group PLC	GBP	(672)	—	0%
2,436	Astrazeneca PLC	GBP	194	—	0%
11,723	Plus500 Ltd.	GBP	115	6	28%
13,931	Micro Focus International	GBP	362	—	0%
24,420	Playtech PLC	GBP	138	—	0%
36,483	International Consolidated Airlines	GBP	243	—	0%
48,451	Entertainment One Ltd.	GBP	282	—	0%

The accompanying notes are an integral part of the financial statements.

Causeway Global Absolute Return Fund	11

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2019 (Unaudited)

United Kingdom Custom Basket of Securities (concluded)
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation	Percentage Value of Underlying Investment
59,227	Bhp Group PLC	GBP	1,426	$—	0%
74,771	Sse PLC	GBP	1,156	—	0%
100,790	Barclays PLC	GBP	203	5	24%
117,819	Ferrexpo PLC	GBP	380	—	0%
192,208	Vodafone Group PLC	GBP	350	—	0%
193,880	Aviva PLC	GBP	1,041	—	0%
428,043	Renewables Infrastructure Group	GBP	657	8	38%
	Glaxosmithkline PLC	GBP	—	2	10%

			1,803	$21	100%

Canada Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation	Percentage Value of Underlying Investment
12,300	Canfor Corp.	CAD	126	$—	0%
13,000	Canadian Imperial Bank of Commerce	CAD	1,027	14	61%
40,400	Gildan Activewear Inc.	CAD	1,452	6	26%
43,800	Genworth MI Canada Inc.	CAD	1,327	—	0%
84,429	Manulife Financial Corp.	CAD	1,428	—	0%
156,800	Encana Corp.	CAD	1,136	3	13%

			6,496	$23	100%

Hong Kong Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation	Percentage Value of Underlying Investment
(7,535,000)	GCL-Poly Energy	HKD	(528)	$—	0%
(1,232,500)	Greatwall Motor	HKD	(925)	—	0%
(1,174,500)	China ZhengTong Auto Services Holdings, Ltd.	HKD	(652)	—	0%

The accompanying notes are an integral part of the financial statements.

12	Causeway Global Absolute Return Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2019 (Unaudited)

Hong Kong Custom Basket of Securities (concluded)
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation	Percentage Value of Underlying Investment
(1,152,000)	China Unicom	HKD	(1,460)	$—	0%
(778,000)	Li & Fung	HKD	(140)	—	0%
(158,000)	China Life	HKD	(425)	—	0%
(135,700)	Bank of East Asia	HKD	(441)	(7)	100%
(123,000)	Yue Yuen Industrial	HKD	(423)	—	0%
(89,600)	MGM China	HKD	(187)	—	0%
(68,000)	Aia	HKD	(677)	—	0%
(51,400)	China Taiping Insurance Holdings Company	HKD	(153)	—	0%
(39,000)	Sunac China	HKD	(194)	—	0%
(34,500)	Boc Hong Kong	HKD	(143)	—	0%
(21,500)	AAC Technologies	HKD	(127)	—	0%
(151)	DongZheng AFC	HKD	—	—	0%
63,000	Shanghai Industrial	HKD	148	—	0%
123,000	China Mobile	HKD	1,254	—	0%
144,000	TravelSky Technology, Ltd.	HKD	381	—	0%
150,000	Zhejiang Expressway Company Limited	HKD	172	—	0%
226,300	China International Marine Containers Group, Ltd.	HKD	289	—	0%
243,000	Yangtze Optical Fibre and Cable	HKD	652	—	0%
468,000	Jiangsu Express	HKD	662	—	0%
508,000	China National Building Material Co., Ltd	HKD	401	—	0%
618,000	China Railway Construction Corp., Ltd.	HKD	809	—	0%
768,000	Sinotruk Ltd.	HKD	1,634	—	0%
906,000	China Molybdenum Co., Ltd.	HKD	378	—	0%
1,943,000	CQRC Bank	HKD	1,121	—	0%
2,623,000	China Cinda Asset Management Co., Ltd.	HKD	728	—	0%

			2,154	$(7)	100%

The accompanying notes are an integral part of the financial statements.

Causeway Global Absolute Return Fund	13

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2019 (Unaudited)

South Korea Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(174,658)	Samsung Heavy	KRW	(1,270)	$—	0%
(12,105)	Korea Aerospace Industries Ltd.	KRW	(377)	(2)	(5%)
(5,825)	Hyundai Motor	KRW	(613)	(23)	(59%)
(3,984)	Hyundai Heavy Industries Co., Ltd.	KRW	(417)	—	0%
—	Hanwha Group	KRW	—	7	18%
—	Sk Hynix Inc.	KRW	—	4	10%
2,961	Daelim Industrial Co. Ltd.	KRW	251	4	10%
4,956	Sk Telecom	KRW	1,098	33	85%
5,040	Hyundai Marine & Fire Insurance Co., Ltd	KRW	168	—	0%
5,056	Orange Life Insurance Ltd.	KRW	160	5	13%
8,574	Grand Korea Leisure Co., Ltd.	KRW	171	—	0%
10,446	Hyosung	KRW	695	—	0%
19,948	Samsung Electronics	KRW	784	11	28%
27,189	Macquarie Funds Group	KRW	255	—	0%

			905	$39	100%

New Zealand Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Depreciation	Percentage Value of Underlying Investment
(41,211)	Fletcher Bld Ltd.	NZD	(139)	$(2)	100%
339,204	Air New Zealand	NZD	585	—	0%

			446	$(2)	100%

††	The following tables represent the individual stock exposures comprising the Short Custom Basket Total Return Swaps as of March 31, 2019.

The accompanying notes are an integral part of the financial statements.

14	Causeway Global Absolute Return Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2019 (Unaudited)

United States Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Depreciation	Percentage Value of Underlying Investment
(142,708)	Snap Inc.	USD	(1,573)	$—	0%
(48,500)	Mattel Inc.	USD	(631)	—	28%
(43,200)	Box Inc.	USD	(834)	—	0%
(41,800)	Brown & Brown Inc	USD	(1,234)	—	0%
(40,100)	Aqua America Inc.	USD	(1,461)	—	0%
(33,331)	American Public Education	USD	(1,435)	(11)	0%
(30,000)	Carvana Co	USD	(1,742)	—	10%
(29,400)	Dentsply Sirona Inc.	USD	(1,458)	(3)	0%
(27,200)	Houlihan Lokey	USD	(1,247)	—	0%
(24,900)	Invitation Homes Inc.	USD	(606)	—	0%
(22,300)	Siteone Landscape Supply Inc.	USD	(1,274)	—	0%
(21,900)	Cloudera Inc.	USD	(240)	—	0%
(21,800)	Kraft Heinz Co/The	USD	(712)	—	0%
(21,519)	Coty Inc.	USD	(247)	—	0%
(21,300)	Triumph Group	USD	(406)	—	0%
(20,800)	Pacific Premier Bancorp Inc.	USD	(552)	—	0%
(19,900)	Welbilt, Inc.	USD	(326)	—	0%
(19,200)	Moelis & Company	USD	(799)	(34)	0%
(17,800)	Virtu Financial, Inc.	USD	(423)	—	0%
(17,000)	Cyrusone Inc	USD	(891)	(8)	0%
(16,721)	Dowdupont Inc.	USD	(891)	—	0%
(16,700)	Keurig Dr Pepper Inc.	USD	(467)	—	0%
(13,200)	Sun Hydraulics Corp	USD	(614)	—	7%
(13,071)	Firstenergy Corp.	USD	(219)	—	0%
(11,600)	L Brands	USD	(320)	—	0%
(11,600)	Roku Inc.	USD	(748)	—	0%
(10,600)	Cboe Global Markets Inc.	USD	(1,012)	—	0%
(10,300)	Instructure Inc.	USD	(485)	—	0%
(9,800)	Immunomedics Inc.	USD	(188)	—	0%
(8,700)	Spectrum Brands Holdings Inc.	USD	(477)	—	7%
(8,000)	Bunge Ltd	USD	(425)	—	0%
(7,200)	Q2 Holdings Inc.	USD	(499)	—	0%
(6,900)	Axon Enterprise Inc.	USD	(375)	—	48%
(6,800)	Potlatchdeltic Corporation Common Stock	USD	(257)	—	0%

The accompanying notes are an integral part of the financial statements.

Causeway Global Absolute Return Fund	15

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2019 (Unaudited)

United States Custom Basket of Securities (concluded)
Shares	Description	Currency	Notional Amount	Net Unrealized Depreciation	Percentage Value of Underlying Investment
(5,900)	Nutanix Inc.	USD	(223)	$—	0%
(5,800)	Wabtec	USD	(428)	—	0%
(5,400)	Firstenergy Corp.	USD	(542)	—	0%
(3,600)	International Speedway, Class A Shares	USD	(464)	(3)	0%
(3,000)	Equinix Inc.	USD	(1,359)	—	0%
(2,967)	Autodesk Inc.	USD	(462)	—	0%
(2,800)	Deere & Co.	USD	(448)	(2)	0%
(2,300)	2U Inc.	USD	(163)	—	0%
(2,300)	Digital Realty	USD	(274)	(2)	0%
(2,100)	Shopify Inc.	USD	(434)	—	0%
(1,000)	White Mountains Insurance Group	USD	(925)	—	0%
(400)	Costar Group	USD	(187)	—	0%
(300)	The Medicines Company	USD	(129)	—	0%
—	Hartford Finl Svcs	USD	—	(7)	0%
—	Healthcare Trust of America Inc.	USD	—	—	0%
—	Regency Centers Corp	USD	—	—	0%

			(31,106)	$(70)	100%

Europe Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Depreciation	Percentage Value of Underlying Investment
(4,189,117)	Banco Comercial Portugues	EUR	(1,083)	$—	0%
(149,799)	Banco Santander Sa	EUR	(697)	—	0%
(104,083)	Terna Group	EUR	(660)	—	0%
(91,738)	Northland Power Inc.	EUR	(372)	—	0%
(52,594)	Cellnex Telecom	EUR	(1,544)	—	0%
(48,490)	Gjensidige FORS	EUR	(839)	(40)	(100)%
(34,347)	AMS AG	EUR	(927)	—	0%
(24,986)	Aker BP ASA	EUR	(890)	—	0%
(24,403)	Deutsche Bank AG	EUR	(199)	—	0%
(24,036)	Daimler AG	EUR	(1,409)	—	0%

The accompanying notes are an integral part of the financial statements.

16	Causeway Global Absolute Return Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2019 (Unaudited)

Europe Custom Basket of Securities (concluded)
Shares	Description	Currency	Notional Amount	Net Unrealized Depreciation	Percentage Value of Underlying Investment
(20,574)	Suez	EUR	(273)	$—	0%
(12,486)	Tryg	EUR	(343)	—	0%
(8,837)	Baloise-Holding Ag	EUR	(1,460)	—	0%
(4,104)	G.F.C.	EUR	(607)	—	0%
(3,481)	Renewables Infrastructure Gr	EUR	(231)	—	0%
(3,195)	Umicore	EUR	(143)	—	0%
4,477	Roche Holding AG	EUR	1,234	—	0%
7,762	Deutsche Lufthansa AG	EUR	170	—	0%
7,829	Linde Ag — Tender	EUR	1,371	—	0%
7,991	BASF SE	EUR	588	—	0%
8,129	Sap Se	EUR	940	—	0%
14,164	Novartis AG	EUR	1,363	—	0%
17,095	Dialog Semicon	EUR	521	—	0%
28,568	BNP Paribas	EUR	1,366	—	0%
41,172	ABB Ltd.	EUR	774	—	0%
66,444	Koninklijke Volkerwessels	EUR	1,371	—	0%
99,059	Ssab A	EUR	357	—	0%

			(1,622)	$(40)	(100)%

Canada Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Depreciation	Percentage Value of Underlying Investment
(430,647)	Bombardier Transportation	CAD	(828)	$—	77%
(25,300)	Premium Brands Holdings	CAD	(1,458)	(10)	23%
(21,000)	Goldcorp Inc.	CAD	(240)	—	0%
(17,600)	Telus Corporation	CAD	(651)	(7)	0%
(13,798)	SNC-Lavalin Group Inc.	CAD	(350)	—	0%
(9,200)	Enbridge Inc.	CAD	(333)	—	0%
(5,400)	BCE Inc.	CAD	(240)	(3)	0%
(4,900)	Keyera	CAD	(116)	(1)	0%

			(4,216)	$(21)	100%

The accompanying notes are an integral part of the financial statements.

Causeway Global Absolute Return Fund	17

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2019 (Unaudited)

Japan Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(148,100)	Hokuriku Electric Power Co.	JPY	(1,160)	$—	0%
(76,700)	Kansai Paint Co., Ltd.	JPY	(1,462)	(10)	(20)%
(70,300)	Keikyu Corp.	JPY	(1,192)	(5)	(10)%
(59,900)	Hitachi Chemical Co., Ltd.	JPY	(1,326)	(16)	(33)%
(37,900)	Marathon Petroleum Corp.	JPY	(1,103)	(16)	(33)%
(32,900)	Japan Lifeline Co., Ltd.	JPY	(543)	(9)	(18)%
(31,400)	MISUMI Group Inc.	JPY	(780)	(3)	(6)%
(24,000)	Toray Industries Inc.	JPY	(153)	(2)	(4)%
(16,000)	Odakyu Electric Railway Co., Ltd.	JPY	(388)	(2)	(4)%
(15,200)	Nippon Paint Holdings Co., Ltd.	JPY	(597)	—	0%
(14,400)	Miraca Holdings Inc.	JPY	(357)	(8)	(17)%
(12,000)	Linde Ag — Tender	JPY	(423)	—	0%
(11,500)	Nihon Ma Center Inc.	JPY	(315)	(1)	(2)%
(10,400)	MonotaRO Co., Ltd.	JPY	(231)	—	0%
(9,700)	Gmo Internet Inc.	JPY	(158)	(1)	(2)%
(4,500)	Toshiba Corp.	JPY	(143)	—	0%
(3,100)	Nidec Corp.	JPY	(392)	(2)	(4)%
(2,400)	Sysmex Corp.	JPY	(144)	(1)	(2)%
3,600	Sumitomo Mitsui Financial Group Inc.	JPY	126	2	4%
5,800	Sumitomo Dainippon Pharma Co., Ltd.	JPY	143	1	2%
12,600	East Japan Railway Co.	JPY	1,215	8	16%
18,000	Tokuyama Corp.	JPY	424	4	8%
19,700	Tokyo Electric Power Company Holdings Inc.	JPY	124	—	0%
25,800	Tokai Carbon Co., Ltd.	JPY	322	—	0%
28,500	Sompo Holdings Inc.	JPY	1,054	15	31%
33,500	Japan Airlines Co., Ltd.	JPY	1,179	15	31%
34,300	Takeda Pharmaceutical Co., Ltd.	JPY	1,400	25	51%
40,800	Shopify Inc.	JPY	1,433	19	39%
53,400	Hazama Ando Corp.	JPY	357	7	14%

The accompanying notes are an integral part of the financial statements.

18	Causeway Global Absolute Return Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2019 (Unaudited)

Japan Custom Basket of Securities (concluded)
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
60,500	Kddi Corp.	JPY	1,303	$25	51%
119,100	Tokai Tokyo Financial Holdings Inc.	JPY	431	4	8%
—	Rakuten Inc.	JPY	—	—	0%

			(1,356)	$49	100%

Australia Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(985,381)	Ausnet Services	AUD	(1,240)	$—	0%
(233,917)	Insurance Australia Group Limited	AUD	(1,274)	—	0%
(185,994)	Nufarm Ltd.	AUD	(621)	—	0%
(100,536)	APA Group	AUD	(711)	—	0%
(71,597)	Origin Energy Ltd.	AUD	(365)	(5)	(11)%
149,032	Growthpoint Properties Australia	AUD	438	—	0%
239,246	Coca-Cola Amatil Ltd.	AUD	1,467	49	111%

			(2,306)	$44	100%

Singapore Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(475,800)	Singtel	SGD	(1,060)	$—	0%
(26,400)	Uol Group Ltd.	SGD	(135)	—	0%
596,900	Yangzijiang	SGD	661	—	0%

			(534)	$—	0%

*	Except for share data.
**	The rate reported is the 7-day effective yield as of March 31, 2019.

The accompanying notes are an integral part of the financial statements.

Causeway Global Absolute Return Fund	19

SCHEDULE OF INVESTMENTS (000)* (concluded)

March 31, 2019 (Unaudited)

1	Of this investment, $34,975 was pledged and segregated with the custodian as collateral for outstanding total return equity swap agreements.
2

The net notional amount is the sum of long and short positions. The gross notional amount of long positions and short positions at March 31, 2019 is $77,476 and $(77,307), respectively. The gross notional amounts are representative of the volume of activity during the fiscal year ended March 31, 2019.

AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
NZD	– New Zealand Dollar
PLC	– Public Limited Company
SGD	– Singapore Dollar
USD	– U.S. Dollar

Amounts designated as “—” are $0 or round to $0.

The table below sets forth information about the levels within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at March 31, 2019:

Investments in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investment	$48,702	$—	$—	$48,702

Total Investments in Securities	$48,702	$—	$—	$48,702

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Equity Swaps^
Unrealized Appreciation	$—	$258	$—	$258
Unrealized Depreciation	—	(140)	—	(140)

	$—	$118	$—	$118

^	Total return swaps are valued at the unrealized appreciation (depreciation) of the instruments.

At March 31, 2019, relative to the Fund’s prior fiscal year end, there were no transfers between levels.

Amounts designated as “—” are $0 or round to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

20	Causeway Global Absolute Return Fund

SECTOR DIVERSIFICATION

As of March 31, 2019, the sector diversification was as follows (Unaudited):

Causeway Global Absolute Return Fund	% of Net Assets
Short-Term Investment	95.8%

Other Assets in Excess of Liabilities	4.2

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

Causeway Global Absolute Return Fund	21

STATEMENT OF ASSETS AND LIABILITIES (000)*

(Unaudited)

CAUSEWAY GLOBAL ABSOLUTE RETURN FUND

3/31/19
ASSETS:
Investments at Value (Cost $48,702)	$48,702
Unrealized Appreciation on Total Return Swaps	258
Receivable for Dividends	98
Receivable for Fund Shares Sold	5
Prepaid Expenses	23

Total Assets	49,086

LIABILITIES:
Payable Due to Swap Counterparty	1,577
Unrealized Depreciation on Total Return Swaps	140
Payable Due to Adviser	38
Payable for Fund Shares Redeemed	35
Payable Due to Administrator	2
Payable for Shareholder Service Fees — Investor Class	1
Payable for Trustees’ Fees	1
Other Accrued Expenses	54

Total Liabilities	1,848

Net Assets	$47,238

NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$68,045
Total Distributable Loss	(20,807)

Net Assets	$47,238

Net Asset Value Per Share (based on net assets of $44,747,618 ÷ 5,297,728 shares) — Institutional Class	$8.45

Net Asset Value Per Share (based on net assets of $2,490,194 ÷ 297,890 shares) — Investor Class	$8.36

*	Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

22	Causeway Global Absolute Return Fund

STATEMENT OF OPERATIONS (000)

(Unaudited)

CAUSEWAY GLOBAL ABSOLUTE RETURN FUND

10/01/18 to 3/31/19
INVESTMENT INCOME:
Dividend Income	$497

Total Investment Income	497

EXPENSES:
Investment Advisory Fees	248
Transfer Agent Fees	31
Professional Fees	21
Registration Fees	17
Administration Fees	12
Printing Fees	11
Shareholder Service Fees — Investor Class	4
Custodian Fees	2
Trustees’ Fees	1
Other Fees	1

Total Expenses	348

Waiver of Investment Advisory Fees	(40)

Total Waiver	(40)

Net Expenses	308

Net Investment Income	189

Net Realized and Unrealized Gain (Loss) on Swap Contracts:
Net Realized Loss from Swap Contracts	(3,259)
Net Change in Unrealized Appreciation (Depreciation) on Swap Contracts	109

Net Realized and Unrealized Loss on Swap Contracts	(3,150)

Net Decrease in Net Assets Resulting from Operations	$(2,961)

The accompanying notes are an integral part of the financial statements.

Causeway Global Absolute Return Fund	23

STATEMENTS OF CHANGES IN NET ASSETS (000)

	CAUSEWAY GLOBAL ABSOLUTE RETURN FUND

	10/01/18 to 3/31/19 (Unaudited)	10/01/17 to 9/30/18
OPERATIONS:
Net Investment Income	$189	$44
Net Realized Gain (Loss) on Swap Contracts	(3,259)	3,216
Net Change in Unrealized Appreciation (Depreciation) on Swap Contracts	109	(57)

Net Increase (Decrease) in Net Assets Resulting From Operations	(2,961)	3,203

DISTRIBUTIONS:
Institutional Class	(3,371)	—
Investor Class	(299)	—

Total Distributions to Shareholders	(3,670)	—

Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions(1)	12,752	(9,327)

Total Increase (Decrease) in Net Assets	6,121	(6,124)

NET ASSETS:
Beginning of Period	41,117	47,241

End of Period(2)	$47,238	$41,117

(1)	See Note 7 in Notes to Financial Statements.
(2)

Includes distributions in excess of net investment income of ($3), as of September 30, 2018. The Securities and Exchange Commission eliminated the requirement to disclose distributions in excess of net investment income on November 5, 2018.

The accompanying notes are an integral part of the financial statements.

24	Causeway Global Absolute Return Fund

This page intentionally left blank.

FINANCIAL HIGHLIGHTS

For the Six Months Ended March 31, 2019 (Unaudited) and the Fiscal Years ended September 30, For a Share Outstanding Throughout the Period or Fiscal Years

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)†	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Return of Capital ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)
Causeway Global Absolute Return Fund
Institutional
2019(1)	9.77	0.04	(0.48)	(0.44)	(0.88)	—	—	(0.88)
2018	9.03	0.01	0.73	0.74	—	—	—	—
2017	10.41	(0.10)	(0.19)	(0.29)	(1.08)	(0.01)	—	(1.09)
2016	10.39	(0.16)	0.57	0.41	(0.39)	—	—	(0.39)
2015	10.90	(0.18)	(0.33)	(0.51)	—	—	—	—
2014	11.15	(0.18)	0.36	0.18	(0.43)	—	—	(0.43)
Investor
2019(1)	9.68	0.03	(0.49)	(0.46)	(0.86)	—	—	(0.86)
2018	8.95	0.02	0.71	0.73	—	—	—	—
2017	10.32	(0.13)	(0.18)	(0.31)	(1.05)	(0.01)	—	(1.06)
2016	10.30	(0.18)	0.56	0.38	(0.36)	—	—	(0.36)
2015	10.84	(0.20)	(0.34)	(0.54)	—	—	—	—
2014	11.09	(0.21)	0.37	0.16	(0.41)	—	—	(0.41)

†	Per share amounts calculated using average shares method.
(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.
(2)	Amount represents less than $0.01 per share (See Note 2 in the Notes to Financial Statements).
(3)

Effective as of May 9, 2017, the Adviser agreed to revise its expense limit agreement with the Fund to reduce the Ratio of Expenses to Average Net Assets by 0.40 percentage points from the prior expense limit level applicable to each class of shares.

(4)

The expense ratio includes a one-time adjustment as a result of a management change in accrual estimate relating to shareholder service fees. Had this adjustment been excluded, the ratios would have been 1.59%, 1.83% and (0.41)%, respectively.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

26	Causeway Global Absolute Return Fund

Redemption Fees ($)		Net Asset Value, End of Period ($)	Total Return (%)	Net Assets, End of Period ($000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Expenses to Average Net Assets (Excluding Reimburse- ments) (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)

—		8.45	(5.16)	44,748	1.35		1.53		0.86	—
—		9.77	8.19	37,939	1.35		1.64		0.09	—
—		9.03	(3.70)	32,497	1.59	(3)	1.73		(1.08)	—
—	(2)	10.41	4.09	58,622	1.77		1.80		(1.54)	—
—	(2)	10.39	(4.68)	71,205	1.66		1.66		(1.65)	—
—		10.90	1.64	120,731	1.71		1.71		(1.68)	—

—		8.36	(5.36)	2,490	1.55		1.73		0.63	—
—		9.68	8.16	3,178	0.95	(4)	1.19	(4)	0.23 (4)	—
—		8.95	(3.91)	14,744	1.84	(3)	1.98		(1.32)	—
—	(2)	10.32	3.80	20,590	2.02		2.05		(1.79)	—
—	(2)	10.30	(4.98)	26,833	1.91		1.91		(1.90)	—
—		10.84	1.46	45,177	1.96		1.96		(1.93)	—

The accompanying notes are an integral part of the financial statements.

Causeway Global Absolute Return Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

Causeway Global Absolute Return Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund commenced operations on January 24, 2011. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. The Trust has five additional series, the financial statements of which are presented separately.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)), or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share.

Over-the-counter financial derivative instruments, such as swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs, or a combination of these factors. These contracts are normally valued on the basis of broker-dealer (i.e., swap counterparty) quotations.

Securities and derivative contracts for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value pricing procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under

28	Causeway Global Absolute Return Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price; or the investment is a swap agreement that is not publicly traded. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).The guidance establishes three levels of fair value hierarchy as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of and during the six months ended March 31, 2019, there were no changes to the Fund’s fair value methodologies.

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely-than-not threshold are recorded as a tax benefits or expenses in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (during the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax

Causeway Global Absolute Return Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Swap Agreements – Under a total return swap agreement, the Fund pays the other party to the agreement (a “swap counterparty”) fees plus an amount equal to any negative total returns from stipulated underlying investments identified by the Fund’s portfolio managers. In exchange, the counterparty pays the Fund an amount equal to any positive or negative total returns from the stipulated underlying investments. The returns to be “swapped” between the Fund and the swap counterparty will be calculated with reference to a “notional” amount, i.e., the dollar amount hypothetically invested, long or short, in a particular security or group of securities. The Fund’s returns will generally depend on the net amount to be paid or received under the swap agreement, which will depend on the market movements of the stipulated underlying securities. The Fund’s net asset value will reflect any amounts owed to the Fund by the swap counterparty (when the Fund’s position under a swap agreement is, on a net basis, “in the money”) or amounts owed by the Fund to the counterparty (when the Fund’s position under a swap agreement is, on a net basis, “out of the money”).

Swap Agreements and Leverage – Normally, the Fund’s assets (other than the swap agreements) will be directly invested primarily in money market funds and other cash equivalents that will be used to support and cover the Fund’s obligations under its swap agreements. However, the use of a swap agreement allows the Fund to obtain investment exposures greater than it could otherwise obtain with direct investments, allowing it to effectively increase, or leverage, its total long and short investment exposures.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Causeway Capital Management LLC (“Adviser”). Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 1.10% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2020 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding swap agreement financing charges and transaction costs, borrowing expenses, dividend expenses on securities sold short, brokerage fees and

30	Causeway Global Absolute Return Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.35% of Institutional Class and Investor Class average daily net assets. For the six-month period ended March 31, 2019, the Adviser waived fees of $39,606. The waived fees are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2019, the Investor Class paid 0.20% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of March 31, 2019, approximately $9.641 million of the Fund’s net assets were held by investors affiliated with the Adviser.

4.	Investment Transactions

During the six-months ended March 31, 2019, there were no security purchases or sale, other than short-term investments and swap contracts.

5.	Derivatives and Risks of Investing

A swap agreement is a form of derivative that includes leverage, allowing the Fund to obtain the right to a return on a stipulated capital base that exceeds the amount the Fund has invested. The use of swap agreements could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the securities underlying the swap agreements than if the Fund had made direct investments. Use of leverage involves special risks and is speculative. If the Adviser is incorrect in evaluating long and short exposures, leverage will magnify any losses, and such losses may be significant. By using swap agreements, the Fund is exposed to liquidity risks since it may not be able to close out a swap agreement immediately, particularly during times of market turmoil. It may also be difficult to value a swap agreement if the Fund has difficulty in closing the position.

The use of derivative contracts exposes an investor to various market risks. The Fund’s investment in total return equity swap agreements exposed the Fund to equity risk for the six months ended March 31, 2019. Equity risk is the risk that the value of a particular stock or stock market to which the Fund has long exposure is falling, or to which the Fund has short exposure is rising. The fair value of the total return equity swap agreements as of March 31, 2019 is reported on the Statement of Assets and Liabilities. The related change in unrealized and realized gains or losses for the reporting period is reported on the Statement of Operations.

Causeway Global Absolute Return Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

The Fund currently expects to settle swap agreements at least quarterly, and may do so more frequently, which will cause the Fund to realize ordinary income and short-term capital gains, if any, throughout the year that, when distributed to shareholders, will be taxable to them as ordinary income rather than at lower long-term capital gains rates.

By using swap agreements, the Fund is exposed to additional risks concerning the counterparty. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the counterparty, or if the counterparty fails to honor its obligations. The Fund currently has entered into swap agreements with a single counterparty, focusing its exposure to the counterparty credit risk of that single counterparty. Further, the swap counterparty’s obligations to the Fund likely will not be collateralized. The Fund intends, however, to settle swap agreements at least quarterly, and may do so more frequently, so that net gains under swap agreements with a single counterparty do not exceed 5% of the Fund’s total assets.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A swap counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy. As of March 31, 2019, the Fund’s swap agreements were with one counterparty.

ISDA Master Arrangement

The Fund is party to an International Swaps and Derivatives Association, Inc. Master Agreement and Credit Support Annex (“ISDA Master Agreement”) which governs its swap agreements. The ISDA Master Agreement includes provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle the counterparty to elect to terminate early and cause settlement of all outstanding transactions under the ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

As of March 31, 2019, there was $34,974,874 pledged as collateral for swap agreements under the ISDA Master Agreement.

The following is a summary by counterparty of the market value of swap agreements and collateral (received)/pledged for the Fund as of March 31, 2019*:

All numbers have been rounded (000):

	Assets	Liabilities
Counterparty	Total Return Swaps	Total Return Swaps	Total Over the Counter
Morgan Stanley	$258	$(140)	$118

Net Market Value of Swaps	Collateral (Received)/ Pledged	Net Exposures†
$118	$34,975	$35,093

†

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from swaps can only be netted across transactions governed under the same master agreement with the same legal entity.

*

Collateral received/pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amount received/pledged may exceed this amount and may fluctuate in value.

32	Causeway Global Absolute Return Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Because the Fund has significant exposure to foreign securities, the Fund is subject to further risks. For example, the value of the Fund’s exposures may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund has exposures to securities denominated in foreign currencies, the Fund’s value could decrease depending on foreign exchange rates. Other risks applicable to foreign companies that could impact the value of their securities, and thus the value of the Fund’s exposures, include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2018 and September 30, 2017 were as follows (000):

	Ordinary Income	Return of Capital	Total
2018	$—	$—	$—
2017	7,975	54	8,029

As of September 30, 2018, the components of accumulated losses on a tax basis were as follows (000):

Capital Loss Carryforwards	$(13,336)
Post-October Losses	(849)
Unrealized Appreciation	9

Total Accumulated Losses	$(14,176)

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses.

Causeway Global Absolute Return Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Losses carried forward under these provisions are as follows (000):

Short-Term Loss	Long-Term Loss	Total
$(13,336)	$—	$(13,336)

At March 31, 2019, the total cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investment securities for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
$48,702	$258	$(140)	$118

7.	Capital Shares Issued and Redeemed (000)

	Six Months Ended March 31, 2019 (Unaudited)		Fiscal Year Ended September 30, 2018
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	1,605	$14,728	1,718	$15,553
Shares Issued in Reinvestment of Dividends and Distributions	357	3,251	—	—
Shares Redeemed	(546)	(5,050)	(1,435)	(13,065)

Increase in Shares Outstanding Derived from Institutional Class Transactions	1,416	12,929	283	2,488

Investor Class
Shares Sold	362	3,485	84	764
Shares Issued in Reinvestment of Dividends and Distributions	32	287	—	—
Shares Redeemed	(424)	(3,949)	(1,403)	(12,579)

Decrease in Shares Outstanding Derived from Investor Class Transactions	(30)	(177)	(1,319)	(11,815)

Net Increase (Decrease) in Shares Outstanding from Capital Share Transactions	1,386	$12,752	(1,036)	$(9,327)

8.	Significant Shareholder Concentration

As of March 31, 2019, three of the Fund’s shareholders of record owned 78% of net assets in the Institutional Class shares. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, institutional investors and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Fund to perform differently than intended.

34	Causeway Global Absolute Return Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(concluded)

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10.	Regulatory Matters

On August 17, 2018, the Securities and Exchange Commission adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates for registered investment companies were mainly focused on the presentation of distributable earnings, eliminating the need to present the components of distributable earnings on a book basis in the financial statements. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

11.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Causeway Global Absolute Return Fund	35

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Ongoing operating expenses are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2018 to March 31, 2019).

The table on the next page illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT the Fund’s actual return — the account values shown may not apply to your specific investment.

36	Causeway Global Absolute Return Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

(concluded)

	Beginning Account Value 10/01/18	Ending Account Value 03/31/19	Annualized Expense Ratios	Expenses Paid During Period*
Causeway Global Absolute Return Fund

Actual Portfolio Return
Institutional Class	$1,000.00	$948.40	1.35%	$6.56

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,018.20	1.35%	$6.79
Causeway Global Absolute Return Fund

Actual Portfolio Return
Investor Class	$1,000.00	$946.40	1.55%	$7.52

Hypothetical 5% Return
Investor Class	$1,000.00	$1,017.20	1.55%	$7.80

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

Causeway Global Absolute Return Fund	37

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund’s investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission’s website at http://www. sec.gov.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we will no longer mail paper copies of the shareholder reports of the Fund, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Trust’s website (www.causewayfunds.com/fund-documents), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or call 1-866-947-7000 (for accounts held directly with the Fund).

You may elect to continue to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you may inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-866-947-7000.

Your election to receive reports in paper will apply to all funds held with the Trust or through your financial intermediary.

CCM-SA-008-0900

Item 2.	Code of Ethics.

Not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to registrant because it is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to registrant because it is not a closed-end management investment company.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to registrant because it is not a closed-end management investment company.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to registrant because it is not a closed-end management investment company.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant’s last filing on Form N-CSR.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of

1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has not been any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not required for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By	/s/ Turner Swan
Turner Swan, President

Date: June 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Turner Swan
Turner Swan, President

Date: June 7, 2019

By	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: June 7, 2019